Financial Instruments - Schedule of Changes in Financial Liabilities, Level 3 Fair Value, Subsidiary Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Balance at beginning of period	$ 35,664
Balance at end of period	4,951	$ 35,664
Subsidiary preferred shares
Disclosure of financial liabilities [line items]
Balance at beginning of period	27,339
Change in fair value	(2,617)	(130,825)
Deconsolidation of subsidiary	(24,554)	(15,853)
Balance at end of period	169	27,339
Subsidiary preferred shares | At fair value
Disclosure of financial liabilities [line items]
Balance at beginning of period	27,339	174,017	$ 118,972
Value at issuance		0	37,610
Conversion to subsidiary preferred shares			25,797
Accrued interest – contractual		0	0
Change in fair value	(2,617)	(130,825)	(8,362)
Deconsolidation of subsidiary	(24,554)	(15,853)
Balance at end of period	169	27,339	174,017
Convertible notes
Disclosure of financial liabilities [line items]
Change in fair value		502
Convertible notes | At fair value
Disclosure of financial liabilities [line items]
Balance at beginning of period	0	2,461	25,000
Value at issuance		393	2,215
Conversion to subsidiary preferred shares			(25,797)
Accrued interest – contractual		48	867
Change in fair value	0	502	175
Deconsolidation of subsidiary	0	(3,403)
Balance at end of period	$ 0	$ 0	$ 2,461